DYNAMIC VARIABLE LIFE II

LEVEL PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

issued by

ReliaStar Life Insurance Company of New York

and its

ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated April 28, 2006, to the Prospectus dated May 1, 1994

The information in this supplement updates and amends certain information contained in the Prospectus dated May 1, 1994. Please read it carefully and keep it with your Prospectus for future reference.

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IMPORTANT INFORMATION REGARDING FUND CLOSURES AND MERGERS

ING USLICO Asset Allocation Portfolio. On April 27, 2006, the ING USLICO Asset Allocation Portfolio was closed to new investors and to new investments by existing investors. Effective April 28, 2006, the ING USLICO Asset Allocation Portfolio merged into and become part of the ING VP Balanced Portfolio (Class I). Because of this merger, your investment in the ING USLICO Asset Allocation Portfolio automatically became an investment in the ING VP Balanced Portfolio (Class I) with an equal total Net Investment Return. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING USLICO Asset Allocation Portfolio will be automatically allocated to the ING VP Balanced Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue N.W., Minot, ND 58703, 1-877-886-5050. See also the Allocation of Premium and Transfer Rights sections on pages 7 and 13, respectively, of your Prospectus for further information about making allocation changes.

ING USLICO Bond Portfolio. On April 27, 2006, the ING USLICO Bond Portfolio was closed to new investors and to new investments by existing investors. Effective April 28, 2006, the ING USLICO Bond Portfolio merged into and become part of the ING VP Intermediate Bond Portfolio (Class I). Because of this merger, your investment in the ING USLICO Bond Portfolio automatically became an investment in the ING VP Intermediate Bond Portfolio (Class I) with an equal total Net Investment Return. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING USLICO Bond Portfolio will be automatically allocated to the ING VP Intermediate Bond Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue N.W., Minot, ND 58703, 1-877-886-5050. See also the Allocation of Premium and Transfer Rights sections on pages 7 and 13, respectively, of your Prospectus for further information about making allocation changes.

ING USLICO Money Market Portfolio. On April 27, 2006, the ING USLICO Money Market Portfolio was closed to new investors and to new investments by existing investors. Effective April 28, 2006, the ING USLICO Money Market Portfolio merged into and become part of the ING Liquid Assets Portfolio (Class I). Because of this merger, your investment in the ING USLICO Money Market Portfolio automatically became an investment in the ING Liquid Assets Portfolio (Class I) with an equal total Net Investment Return. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING USLICO Money Market Portfolio will be automatically allocated to the ING Liquid Assets Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue N.W., Minot, ND 58703, 1-877-886-5050. See also the Allocation of Premium and Transfer Rights sections on pages 7 and 13, respectively, of your Prospectus for further information about making allocation changes.

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ING USLICO Stock Portfolio. On April 27, 2006, the ING USLICO Stock Portfolio was closed to new investors and to new investments by existing investors. Effective April 28, 2006, the ING USLICO Stock Portfolio merged into and become part of the ING Fundamental Research Portfolio (Class I). Because of this merger, your investment in the ING USLICO Stock Portfolio automatically became an investment in the ING Fundamental Research Portfolio (Class I) with an equal total Net Investment Return. Unless you provide us with alternative allocation instructions, all future allocations directed to the ING USLICO Stock Portfolio will be automatically allocated to the ING Fundamental Research Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 5033, 2001 21st Avenue N.W., Minot, ND 58703, 1-877-886-5050. See also the Allocation of Premium and Transfer Rights sections on pages 7 and 13, respectively, of your Prospectus for further information about making allocation changes.

Each of these mergers will provide investors the opportunity to invest in a larger Portfolio with similar investment objectives and strategies and lower total Portfolio expenses.

You will not incur any fees or charges or any tax liability because of these mergers, and your cash value immediately before the mergers will equal your cash value immediately after the mergers.

Prospectuses for the ING VP Balanced, ING VP Intermediate Bond, ING Liquid Assets and ING Fundamental Research Portfolios accompany this supplement. Read these Prospectuses carefully and retain them for future reference.

Portfolio Fees and Expenses. Please refer to the Prospectuses for the ING VP Balanced, ING VP Intermediate Bond, ING Liquid Assets and ING Fundamental Research Portfolios for information concerning the investment advisory fees and other expenses charged annually by each of these Portfolios. The 0.25% limit on Portfolio management fees contained in the Policy will be reflected by a corresponding reduction in the mortality and expense risk charge under the Policy.

Investment Advisers/Sub-Advisers and Investment Objectives. Please refer to the Prospectuses for the ING VP Balanced, ING VP Intermediate Bond, ING Liquid Assets and ING Fundamental Research Portfolios for information concerning the Investment Advisers/Sub-Advisers and investment objectives for each of these Portfolios.

There will be no further disclosure regarding the ING USLICO Asset Allocation, ING USLICO Bond, ING USLICO Money Market and ING USLICO Stock Portfolios in future supplements to the May 1, 1994, Prospectus.

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